Schedule of Property, Plant and Equipment and Right of Use Assets (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Beginning balance	₪ 97,473
Ending balance	105,244	₪ 97,473
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Beginning balance	23,973
Ending balance	26,528	23,973
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	137,643	126,320
Disposals	(5,217)	(1,636)
Acquisitions as part of business combination	10,200
Additions during the year	17,080	12,959
Ending balance	159,706	137,643
Gross carrying amount [member] | Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Beginning balance	36,035	33,770
Disposals	(3,483)	(711)
Acquisitions as part of business combination	4,303
Additions during the year	6,733	2,976
Ending balance	43,588	36,035
Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Beginning balance	40,170	23,187
Disposals		(772)
Impairment loss	(1,079)	4,589
Additions during the year	15,371	13,166
Ending balance	54,462	40,170
Accumulated depreciation, amortisation and impairment [member] | Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Beginning balance	12,062	7,364
Disposals	(705)	(284)
Impairment loss
Additions during the year	(5,703)	4,982
Ending balance	17,060	12,062
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Beginning balance	4,622
Ending balance	3,658	4,622
Computer equipment [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	7,602	6,813
Disposals	(707)
Acquisitions as part of business combination
Additions during the year	253	789
Ending balance	7,148	7,602
Computer equipment [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Beginning balance	2,980	1,490
Disposals	(203)
Impairment loss
Additions during the year	713	1,490
Ending balance	3,490	2,980
Machinery [member]
IfrsStatementLineItems [Line Items]
Beginning balance	10,004
Ending balance	9,659	10,004
Machinery [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	15,807	15,605
Disposals		(55)
Acquisitions as part of business combination	1,248
Additions during the year	626	257
Ending balance	17,681	15,807
Machinery [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Beginning balance	5,803	3,131
Disposals		(41)
Impairment loss		916
Additions during the year	2,219	1,797
Ending balance	8,022	5,803
Buildings [member]
IfrsStatementLineItems [Line Items]
Beginning balance	58,874
Ending balance	65,399	58,874
Buildings [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	78,199	70,132
Disposals	(1,027)	(870)
Acquisitions as part of business combination	4,649
Additions during the year	9,468	8,937
Ending balance	91,289	78,199
Buildings [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Beginning balance	19,325	11,202
Disposals	(171)	(447)
Impairment loss		3,673
Additions during the year	6,736	4,897
Ending balance	₪ 25,890	₪ 19,325